Subsequent Event - Additional Information (Detail) - USD ($) $ in Thousands				3 Months Ended
	Mar. 15, 2023	Mar. 01, 2023	Jan. 13, 2023	Mar. 31, 2023	Dec. 31, 2022
Subsequent Event [Line Items]
Litigation settlement, amount awarded from other party					$ 750
Subsequent Event [Member]
Subsequent Event [Line Items]
Litigation settlement, amount awarded from other party				$ 750
Subsequent Event [Member] | Phantom Share Units (PSUs) [Member]
Subsequent Event [Line Items]
Share-based compensation arrangement by share-based payment award, award vesting rights, percentage		100.00%
Subsequent Event [Member] | Restricted Stock Units (RSUs) [Member]
Subsequent Event [Line Items]
Share-based compensation arrangement by share-based payment award, number of shares authorized		3,487,503
Subsequent Event [Member] | Cibus Global, LLC [Member]
Subsequent Event [Line Items]
Unrestricted cash	$ 1,500,000		$ 1,500,000
Subsequent Event [Member] | Revolving Credit Facility [Member] | Cibus Global, LLC [Member]
Subsequent Event [Line Items]
Line of credit facility, maximum borrowing capacity	3,000,000		3,000,000
Line of credit facility, increase (decrease), net	4,000,000		$ 4,000,000
Proceeds from Lines of Credit	$ 500,000